Accounts Payable and Other Current Liabilities - Schedule of Accounts Payable and Other Current Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable	CAD 177	CAD 152
Accrued liabilities	651	591
Accrued interest	105	96
Regulatory liabilities (Note 12)		19
Total	CAD 933	CAD 858